UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4651

 NAME OF REGISTRANT:                     John Hancock Strategic Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


2X07 John Hancock Funds Income Fund
--------------------------------------------------------------------------------------------------------------------------
 CROWN CASTLE INTERNATIONAL CORP                                                             Agenda Number:  934172850
--------------------------------------------------------------------------------------------------------------------------
        Security:  22822V200
    Meeting Type:  Annual
    Meeting Date:  29-May-2015
          Ticker:  CCIPRA
            ISIN:  US22822V2007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: P. ROBERT BARTOLO                   Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: CINDY CHRISTY                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ARI Q. FITZGERALD                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: ROBERT E. GARRISON II               Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: DALE N. HATFIELD                    Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: LEE W. HOGAN                        Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: JOHN P. KELLY                       Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: ROBERT F. MCKENZIE                  Mgmt          For                            For

2.     THE RATIFICATION OF THE APPOINTMENT OF                    Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR FISCAL YEAR 2015.

3.     THE NON-BINDING, ADVISORY VOTE REGARDING                  Mgmt          For                            For
       THE COMPENSATION OF THE COMPANY'S NAMED
       EXECUTIVE OFFICERS.

4.     THE NON-BINDING ADVISORY VOTE REGARDING THE               Mgmt          1 Year                         For
       FREQUENCY OF VOTING ON THE COMPENSATION OF
       THE COMPANY'S NAMED EXECUTIVE OFFICERS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Strategic Series
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/26/2015